Quarterly Results Of Operations	12 Months Ended
May 01, 2011
Quarterly Results Of Operations
Quarterly Results Of Operations
Note 17.	Quarterly Results of Operations (unaudited)

	Predecessor				Successor
				January 31, 2011 through March 7, 2011	March 8, 2011 through May 1, 2011
	First (1)	Second	Third	Fourth	Fourth
	(in millions)				(in millions)
Twelve months ended May 1, 2011
Net sales	$804.6	$940.9	$969.4	$386.4	$564.8
Operating income (loss)	119.4	148.0	145.4	10.4	(83.9)
Net income (loss)	59.4	81.1	87.1	(4.8)	(104.5)

	First (1)	Second	Third	Fourth
	(in millions)
Fiscal 2010
Net sales	$813.7	$958.9	$1,013.2	$954.0
Operating income	120.9	140.6	138.4	108.1
Net income	58.6	62.6	59.4	63.7

(1)	The Company's net sales have exhibited seasonality, with the first fiscal quarter typically having the lowest net sales. Lower levels of promotional activity, the availability of fresh produce, the timing of price increases and other factors have historically affected net sales in the first quarter.